Significant Accounting Policies - Summary of Estimated Useful Lives of Property Plant and Equipment (Detail)	12 Months Ended
Jan. 31, 2023
Tooling [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	3 years
Tooling [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	7 years
Equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	3 years
Equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	20 years
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	10 years
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	60 years